Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (289,973)	$ (269,129)
Property and Equipment, net	246,371	18,843
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	29,564	29,715
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	128,675	109,713
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	292,102	62,100
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	$ 86,003	$ 86,444